Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 10,802,405	$ 13,130,296
Accounts and notes receivable, net	3,574,739	2,420,150
Accounts receivable - related parties	319,589	104,743
Inventories, net	2,283,809	1,404,669
Prepayments, net	259,950	539,383
Prepayments - related parties	1,048,745	48,115
Other receivables and other current assets, net	215,651	188,402
Other receivables - related parties	23,816	23,827
Total current assets	18,528,704	17,859,585
PROPERTY AND EQUIPMENT, NET	6,145,199	6,237,759
OTHER ASSETS
Prepaid expenses and deposits	23,163	22,707
Long-term investment	211,271	217,480
Operating right-of-use assets	712,261	674,325
Intangible assets	55,842	33,944
Deferred tax assets		75,126
Deferred initial public offering ("IPO") costs	1,192,734	699,559
Total non-current assets	2,195,271	1,723,141
Total assets	26,869,174	25,820,485
CURRENT LIABILITIES
Accounts payable	1,048,271	1,100,647
Accounts payable - related parties	498,923	110,347
Contract liabilities	4,010,832	1,848,128
Accrued expenses and other payables	1,289,941	993,036
Other payables - related parties	670,866	1,865,532
Current portion of banking facilities	140,162	170,093
Short-term loans - banks		453,807
Current portion of long-term loan - third party		209,609
Current portion of operating lease liabilities	46,232
Current portion of operating lease liabilities - related party	123,094	73,166
Taxes payable	519,543	859,613
Total current liabilities	8,347,864	7,683,978
OTHER LIABILITIES
Banking facilities	1,951,389	2,373,136
Operating lease liabilities	10,603
Operating lease liabilities - related party	339,450	490,013
Total other liabilities	2,301,442	2,863,149
Total liabilities	10,649,306	10,547,127
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	332,574	332,574
Retained earnings	15,964,848	15,057,763
Statutory reserves	248,761	240,424
Accumulated other comprehensive loss	(213,302)	(344,468)
Total Tungray Technologies Inc shareholders' equity	16,334,381	15,287,793
NONCONTROLLING INTERESTS	(114,513)	(14,435)
TOTAL EQUITY	16,219,868	15,273,358
Total liabilities and shareholders' equity	26,869,174	25,820,485
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common stock	1,044	1,044
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common stock	$ 456	$ 456